Consolidated Financial Statements Issuance	12 Months Ended
Dec. 31, 2023
Consolidated Financial Statements Issuance [Abstract]
Consolidated financial statements issuance
28.	Consolidated financial statements issuance

These consolidated financial statements have been issued on October 25, 2023 by C.P. Sergio Vigil González and C.P. Mario Moreno Cortez, General Director and Financial Coordinator of Grupo Simec, S.A.B. de C.V., for the approval of the Audit Committee and, where appropriate, by the Board of Director.